Derivative Instruments and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Fair value, asset	$ 3.2	$ 4.5
Fair value, liability	53.6	81.5
Restricted cash - current and - long-term	6.8	22.3
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 1.1	$ 1.6